TAXES ON INCOME (Summary of Taxes On Income By Jurisdiction) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Domestic taxes: Current taxes	$ 5,538	$ 1,692	$ 3,950
Domestic taxes: Deferred taxes	(639)	287	(419)
Domestic	4,899	1,979	3,531
Foreign taxes: Current taxes	2,168	3,015	1,592
Foreign taxes: Deferred taxes	(1,136)	(986)	(1,165)
Foreign	1,032	2,029	427
Taxes on income	$ 5,931	$ 4,008	$ 3,958